Operating Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of Operating Lease Income
The components of operating lease income were as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Operating lease income (1)	135,498	140,586
Variable lease income (1)(2)	15,030	568
Total operating lease income	150,528	141,154
(1) "Total operating lease income" is included in the income statement line-item “Time and voyage charter revenues”. During the nine months ended September 30, 2021, we chartered in an external vessel and recognized $0.9 million and $2.6 million of operating lease income and variable lease income, respectively.
(2) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.